Commitments, guarantees, contingencies and other disclosures (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2019	March 31, 2020	March 31, 2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India	55,104	31,464	417

Aluminium sector
Lanjigarh Refinery (Phase II)	14,429	15,728	209
Jharsuguda 1.25 MTPA smelter	4,600	4,140	55

Zinc sector
Zinc India (mines expansion, solar and smelter)	19,351	9,123	121
Gamsberg mining & milling project	1,832	1,306	17

Copper sector
Tuticorin Smelter 400 KTPA*	27,941	27,913	370

Others	13,621	16,112	214

Total	136,878	105,786	1,403

*	currently contracts are under suspension under the force majeure clause as per the contract

Summary of Commitments Related to the Minimum Work Programme
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2019	March 31, 2020	March 31, 2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India (OALP - New Oil and Gas blocks)	38,113	58,409	775

Summary of Future Minimum Lease Payments Under Non-cancellable Lease
The aggregate amounts of minimum lease payments under
non-cancellable
operating leases at March 31, 2019, prepared and reported under IAS 17 “Leases”, were as follows:

March 31, 2019
Particulars	( ₹ in million)
Within one year of the balance sheet date	139
Due in a period between one year and five years	202
Due after five years	2

Total	343